Segment Information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Information
Summary of financial information for the Company's segments

Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended June 30,
	2020	2019
Revenue:
B2C	$55,977	$57,390
B2B	14,954	—
Total revenue	70,931	57,390

Adjusted EBITDA:
B2C	(53,973)	(21,101)
B2B	(3,522)	—
Total adjusted EBITDA	(57,495)	(21,101)
Adjusted for:
Depreciation and amortization	18,668	3,274
Interest (income) expense, net	588	(426)
Income tax expense	323	7
Stock-based compensation	54,486	1,844
Transaction-related costs	25,255	1,276
Litigation, settlement and related costs	2,022	814
Other non-recurring costs and special project costs	2,517	223
Non-operating costs	83	—
Net Loss attributable to common stockholders	$(161,437)	$(28,113)

Due to the timing of the Business Combination, the three-month period ended June 30, 2020 reflects B2B/SBTech activity beginning April 24, 2020 and the three-month period ended June 30, 2019 does not reflect B2B/SBTech activity.

	Six Months Ended June 30,
	2020	2019
Revenue:
B2C	$144,519	$125,482
B2B	14,954	—
Total revenue	159,473	125,482

Adjusted EBITDA:
B2C	(103,434)	(41,516)
B2B	(3,522)	—
Total adjusted EBITDA	(106,956)	(41,516)
Adjusted for:
Depreciation and amortization	23,372	6,199
Interest (income) expense, net	2,939	(1,087)
Income tax expense	332	16
Stock-based compensation	59,328	6,675
Transaction-related costs	30,907	1,276
Litigation, settlement and related costs	3,352	1,701
Other non-recurring costs and special project costs	2,646	1,371
Non-operating costs	285	—
Net Loss attributable to common stockholders	$(230,117)	$(57,667)

Due to the timing of the Business Combination, the six-month period ended June 30, 2020 reflects B2B/SBTech activity beginning April 24, 2020 and the six-month period ended June 30, 2019 does not reflect B2B/SBTech activity.